Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other non-current assets [Abstract]
Long-term part of deferred charges	$ 65	$ 54
Deferred tax effect of internal transfer of assets	149	71
Favorable contracts	2	15
Other	18	1
Total other non-current assets	234	141
Deferred Finance Costs [Abstract]
Debt arrangement fees	204	157
Accumulated amortization	(113)	(82)
Total book value	91	75
Less: Short-term portion	(26)	(21)
Long-term portion	65	54
Amortization for the period	$ 31	$ 43	$ 23